CONSOLIDATED STATEMENTS OF CHANGES IN EQUITIES - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of period				$ 2,073.2
Common share issuance	[1]			166.6
Change in fair value of hedging instruments (net of tax)				(0.1)	$ 10.3
Gain (loss) on revaluation of gold stream obligation (net of tax)	[2]			7.6	67.8
Net earnings		$ (22.3)	$ 25.6	(108.0)	(7.0)
Balance, end of period		2,073.2		2,139.5	2,073.2
COMMON SHARES
Balance, beginning of period			2,841.0	2,859.0	2,841.0
Common share issuance				176.1	17.6
Exercise of options and vested PSUs				1.4	0.4
Balance, end of period		2,859.0		3,036.5	2,859.0
CONTRIBUTED SURPLUS
Balance, beginning of period			102.3	100.5	102.3
Exercise of options and vested PSUs				(0.8)	(6.9)
Equity settled share-based payments				3.5	5.4
Reclassification of share-based payments				0.0	(0.3)
Balance, end of period		100.5		103.2	100.5
OTHER RESERVES
Balance, beginning of period			2.6	(33.0)	2.6
Change in fair value of hedging instruments (net of tax)				(0.1)	10.3
Gain (loss) on revaluation of gold stream obligation (net of tax)				(5.8)	(45.9)
Balance, end of period		(33.0)		(38.9)	(33.0)
DEFICIT
Balance, beginning of period			$ (846.3)	(853.3)	(846.3)
Net earnings				(108.0)	(7.0)
Balance, end of period		$ (853.3)		$ (961.3)	$ (853.3)

[1]	On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million.
[2]	Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.